Fees Summary	Aug. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 350,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	53,585.00
Total Offset Amount	29,968.03
Net Fee	$ 23,616.97